Successor Consolidated Statements of Partners' Capital (USD $)	Total	Public Common Unit Capital	Sponsor Common Unit Capital	Sponsor Subordinated Unit Capital	Total Limited Partner Capital	Noncontrolling Interest [Member]	Successor	Successor Public Common Unit Capital	Successor Sponsor Common Unit Capital	Successor Sponsor Subordinated Unit Capital	Successor Total Limited Partner Capital	Sponsor Class B Units	Sponsor Class B Units Successor	Hi-Crush Augusta LLC	Hi-Crush Augusta LLC Noncontrolling Interest [Member]	Hi-Crush Augusta LLC Successor	Hi-Crush Augusta LLC Successor Public Common Unit Capital	Hi-Crush Augusta LLC Successor Sponsor Common Unit Capital	Hi-Crush Augusta LLC Successor Sponsor Subordinated Unit Capital	Hi-Crush Augusta LLC Successor Total Limited Partner Capital	D&I Silica, LLC Successor	D&I Silica, LLC Successor Public Common Unit Capital	D&I Silica, LLC Successor Total Limited Partner Capital	Independent Director	Independent Director Public Common Unit Capital	Independent Director Total Limited Partner Capital	Independent Director Successor	Independent Director Successor Public Common Unit Capital	Independent Director Successor Total Limited Partner Capital
Beginning Balance at May. 08, 2012						$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Total Equity and Partners' Capital, Beginning Balance at May. 08, 2012	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Contribution of net assets on August 16, 2012	83,154,000						83,154,000	39,435,000	2,142,000	41,577,000	83,154,000			1,035,000	21,000	1,014,000	480,000	27,000	507,000	1,014,000
Net income						(23,000)	17,440,000	8,272,000	449,000	8,719,000	17,440,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	17,417,000
Cash distributions	(6,479,000)					0	(6,479,000)	(3,073,000)	(166,000)	(3,240,000)	(6,479,000)
Total Equity and Partners' Capital, Ending Balance at Dec. 31, 2012	95,127,000						95,127,000
Ending Balance at Dec. 31, 2012	95,129,000					(2,000)	95,129,000	45,114,000	2,452,000	47,563,000	95,129,000		0
Beginning Balance at Aug. 15, 2012
Increase (Decrease) in Partners' Capital [Roll Forward]
Management Fee	1,702,000						166,000
Net income	17,440,000						17,440,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	17,417,000						17,417,000
Total Equity and Partners' Capital, Ending Balance at Dec. 31, 2012	95,127,000						95,127,000
Ending Balance at Dec. 31, 2012	95,129,000					(2,000)	95,129,000	45,114,000	2,452,000	47,563,000	95,129,000		0
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of 5,522 common units to independent directors	100,000					0																					100,000	100,000	100,000
Issuance of units in acquisition	37,358,000					0															37,358,000	37,358,000	37,358,000
Conversion of debts payable by Partnership entities to sponsor	47,715,000					38,172,000	9,543,000						9,543,000	38,172
Management Fee	5,122,000						0							1,424,000	1,424,000
Net income	59,770,000					274,000	59,770,000	29,586,000	1,367,000	28,817,000	59,770,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	60,044,000						60,044,000
Cash distributions	(58,414,000)					(4,637,000)	(53,777,000)	(26,310,000)	(1,346,000)	(26,121,000)	(53,777,000)
Secondary offering of units by sponsor	0					0	0	2,473,000	(2,473,000)
Total Equity and Partners' Capital, Ending Balance at Dec. 31, 2013	183,354,000						183,354,000
Ending Balance at Dec. 31, 2013	148,123,000	88,321,000	0	50,259,000	138,580,000	35,231,000	148,123,000	88,321,000	0	50,259,000	138,580,000	9,543,000	9,543,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of 5,522 common units to independent directors																								408,000	408,000	408,000
Management Fee	492,000					492,000								492
Net income	18,372,000	9,691,000	0	8,681,000	18,372,000	148,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	18,520,000
Cash distributions	(14,726,000)	(7,769,000)	0	(6,957,000)	(14,726,000)
Total Equity and Partners' Capital, Ending Balance at Mar. 31, 2014	188,048,000
Ending Balance at Mar. 31, 2014	$ 152,177,000	$ 90,651,000	$ 0	$ 51,983,000	$ 142,634,000	$ 35,871,000						$ 9,543,000